Management of financial risk - Impairment loss allowance of trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss allowance
Loss allowance	¥ 82,340	¥ 54,795
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	10.06%	8.12%
Credit risk | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	1.55%
Credit risk | Expected to be recognized within one year
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	6.31%	6.36%
Credit risk | Expected to be recognized in one to two years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	33.30%	32.93%
Credit risk | Expected to be recognized in two to three years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	89.51%	78.49%
Credit risk | Expected to be recognized beyond three years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	98.86%	98.70%
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	¥ 1,245,255	¥ 1,198,260
Credit risk | Simplified approach | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	456,470	516,765
Credit risk | Simplified approach | Expected to be recognized within one year
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	653,428	554,889
Credit risk | Simplified approach | Expected to be recognized in one to two years
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	81,012	88,524
Credit risk | Simplified approach | Expected to be recognized in two to three years
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	39,758	23,655
Credit risk | Simplified approach | Expected to be recognized beyond three years
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	14,587	14,427
Credit risk | Trade receivable and contract asset
Loss allowance
Loss allowance	125,318	97,243	¥ 45,944	¥ 13,128
Credit risk | Trade receivable and contract asset | Related parties
Loss allowance
Loss allowance	7,091
Credit risk | Trade receivable and contract asset | Expected to be recognized within one year
Loss allowance
Loss allowance	41,240	35,286
Credit risk | Trade receivable and contract asset | Expected to be recognized in one to two years
Loss allowance
Loss allowance	26,980	29,151
Credit risk | Trade receivable and contract asset | Expected to be recognized in two to three years
Loss allowance
Loss allowance	35,587	18,566
Credit risk | Trade receivable and contract asset | Expected to be recognized beyond three years
Loss allowance
Loss allowance	¥ 14,420	¥ 14,240